TRADE RECEIVABLES, NET (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade receivables, net
Allowance for doubtful accounts	(3,753)	(3,461)
Trade receivables, net	34,554	33,372
Allowance for doubtful accounts receivable
Movement in valuation allowances
Balance, beginning of the year	3,461	3,122	3,671
Allowance for doubtful accounts charge	3,366	2,257	2,941
Accounts receivable written off	(3,074)	(1,918)	(3,490)
Balance, end of the year	3,753	3,461	3,122
Roaming
Trade receivables, net
Trade receivables, gross	15,875	15,601
Subscribers
Trade receivables, net
Trade receivables, gross	12,548	11,313
Interconnect
Trade receivables, net
Trade receivables, gross	2,847	3,390
Dealers
Trade receivables, net
Trade receivables, gross	2,127	2,457
Other
Trade receivables, net
Trade receivables, gross	4,910	4,072